Concentration of Risks (Details) - Credit Risk [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Concentration of Risks [Line Items]
Deposit amount	¥ 36,239			$ 5,104	¥ 5,908
Deposit insurance limit	500
Deposited amount	¥ 36,239	¥ 40,515	$ 5,575
Deposit insurance limit		¥ 500